Condensed Consolidated Statements of Changes in Shareholders Equity (Unaudited) - USD ($)	Total	Statutory Reserve	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Farmmi Inc Shareholders Equity	Noncontrolling Interest
Balance, shares at Sep. 30, 2023			507,840
Balance, amount at Sep. 30, 2023	$ 161,975,926	$ 1,695,629	$ 1,218,816	$ 160,571,517	$ 16,905,488	$ (18,415,524)	$ 161,975,926	$ 0
Issuance of ordinary shares for promissory notes redemption, shares			79,500
Issuance of ordinary shares for promissory notes redemption, amount	954,000	0	$ 190,800	763,200	0	0	954,000	0
Reverse share-split adjustment, shares			191
Reverse share-split adjustment, amount	0	0	$ (458)	458	0	0	0	0
Foreign currency translation gain	794,545	0	0	0	0	794,545	794,545	0
Disposal of subsidiaries	0	(975,633)	0	0	975,633	0	0	0
Net income for the period	630,492	0	0	0	630,492	0	630,492	0
Balance, amount at Mar. 31, 2024	164,354,963	719,996	$ 1,409,158	161,335,175	18,511,613	(17,620,979)	164,354,963	0
Balance, shares at Mar. 31, 2024			587,149
Balance, shares at Sep. 30, 2024			889,906
Balance, amount at Sep. 30, 2024	170,016,237	697,443	$ 2,135,791	161,571,245	13,248,995	(7,664,144)	169,989,330	26,907
Issuance of ordinary shares for promissory notes redemption, shares			100,182
Issuance of ordinary shares for promissory notes redemption, amount	338,009	0	$ 240,437	97,572	0	0	338,009	0
Reverse share-split adjustment, shares			706
Reverse share-split adjustment, amount	0	0	$ (1,694)	1,694	0	0	0	0
Foreign currency translation gain	(4,654,965)	0	0	0	0	(4,654,965)	(4,654,965)	0
Disposal of subsidiaries	0	(10,270)	0	0	10,270	0	0	0
Net income for the period	$ (251,658)	0	$ 0	0	(44,016)	0	(44,016)	(207,642)
Issuance of ordinary shares for warrants exercised, shares	325,825		325,825
Issuance of ordinary shares for warrants exercised, amount	$ 781,980	0	$ 781,980	0	0	0	781,980	0
Balance, amount at Mar. 31, 2025	$ 166,229,603	$ 687,173	$ 3,156,514	$ 161,670,511	$ 13,215,249	$ (12,319,109)	$ 166,410,338	$ (180,735)
Balance, shares at Mar. 31, 2025			1,315,207